Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
Albemarle Corporation Retirement Savings Plan
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan:
a.General and Eligibility: The Albemarle Corporation Retirement Savings Plan, as amended and restated (the “Plan”), is a defined-contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Bank of America, N.A. (“Bank of America”) serves as the Plan’s trustee and recordkeeper. Employees are eligible to become a member of the Plan on their date of employment as a regular employee of Albemarle Corporation (the “Company” or “Albemarle”). Information regarding Plan benefits, priority of distributions upon termination of the Plan and vesting is provided in the Plan agreement, which is available at the main office of the Company at 4250 Congress Street, Suite 900, Charlotte, North Carolina 28209.

b.Transfers: On January 1, 2025, employees of Albemarle's Ketjen business began participating in the new Ketjen LLC Retirement Savings Plan ("Ketjen Plan"), a separate savings plan from the Plan. As a result, the Plan transferred $190,346,083 of Ketjen employee-related net assets to the Ketjen Plan as reflected in the Statement of Changes in Net Assets Available for Benefits during the fiscal year ended December 31, 2025. Beginning January 1, 2025, all Ketjen Plan participant-related employee and employer contributions were made to the Ketjen Plan. There were no changes to the remaining Plan investments as a result of this transfer.

c.Contributions: Non-highly compensated participants can make pre-tax 401(k) contributions, Roth 401(k) contributions or a combination thereof, ranging from a minimum of 1% to a maximum of 50% of base pay and bonus as defined in the Plan agreement, subject to annual limitations prescribed by the Internal Revenue Service (“IRS”). Albemarle matches 100% of the first 3% of base pay and bonus that eligible participants contribute to the Plan. For contributions exceeding 3% but not greater than 9% of base pay and bonus, Albemarle matches 50% of such contributions. The combined Company match to these participants cannot exceed 6% of base pay and bonus. For employees that are members of certain collective bargaining units or other employee groups as specified in the Plan, Albemarle matches 100% of the participant’s contribution up to a maximum of 5% of base pay. There were no deferred contributions to the Plan as of December 31, 2025.

Company matching contributions are made in cash and invested in accordance with the investment elections that participants choose to have their base pay and bonus deferrals invested in. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (“rollover contributions”). Participants who have reached age 50 before the end of the plan year are eligible to make catch-up contributions. The 2025 catch-up provision allows eligible participants to make an additional pre-tax or Roth contribution of 1% to 50% of their eligible pay up to an annual maximum of $7,500. Such additional contribution does not qualify for matching contributions from the Company.

Effective April 1, 2004, the Plan was amended to allow the Company to make Defined Contribution Pension Benefit (“DCPB”) contributions (“pension contributions”) to accounts of participants hired or rehired on or after April 1, 2004. These participants are not eligible to participate in the Company’s defined benefit pension plans. Effective October 20, 2011, the Plan was further amended to allow participants hired prior to April 1, 2004 to be eligible to receive pension contributions on or after January 1, 2013, provided they meet certain eligibility requirements. Effective January 1, 2013, the pension contributions made in cash by the Company are equal to 5% of base pay and bonus for all participants.
The Company may make an additional discretionary contribution to the Plan for any plan year. No discretionary contributions were made by the Company in 2025.
Prior to January 1, 2013, matching contributions made by Albemarle were invested in the Albemarle Corporation Common Stock Fund (“Albemarle Stock Fund”). Effective January 1, 2013, Company matching contributions are made in cash and are invested in accordance with the investment elections of Plan participants. Participants may transfer funds from the Albemarle Stock Fund to other available investment options at any time.
d.Participant Accounts: Accounts are periodically adjusted to reflect activity occurring since the previous valuation date including: contributions credited to and any distributions charged against accounts; interest, dividends and realized and unrealized gains or losses to the applicable investment funds; and stock and/or units of participation purchases and/or sales by the Trustee for the Plan. The benefit to which a participant is entitled is the value of the participant’s vested account at the applicable time.
e.Vesting: All contributions (employer and participant) plus actual earnings thereon are 100% vested at all times.

f.Investment options: At December 31, 2025, the Plan’s investment options consisted of twenty-four active funds and two inactive funds. Inactive funds are the Tredegar Corporation Common Stock Fund, which holds investments in common stock of Tredegar Corporation, and the NewMarket (formerly named Ethyl) Common Stock Fund, which holds investments in common stock of NewMarket Corporation. Effective January 1, 2013, a self-directed brokerage account option is also available to allow participants to select investment options not specifically offered by the Plan.

Participants currently in the Plan may direct the investments of their contributions to any of the twenty-four active funds, to the self-directed brokerage account or any combination thereof. Participants may not contribute to the two inactive funds or transfer funds from other options into those funds. Dividends earned are reinvested in the active funds. Transfers may be made between active funds and out of the inactive funds. Effective November 1, 2012, the Plan provides that participants may not have separate investment directions for pre-tax 401(k) contributions, Roth 401(k) contributions and pension contributions; all such contributions must follow the same investment directions.

g.Participant loans: Notes receivable from participants are reported on the Statements of Net Assets Available for Benefits at their unpaid principal balance plus accrued but unpaid interest. In general, participants may borrow a minimum of $1,000 from their fund accounts up to a maximum equal to the lesser of $50,000 or 50% of the participant’s non-forfeitable account balance. The loans are collateralized by the balance in the participant’s account and bear interest at a rate of prime plus one percent as determined by the last day of the quarter preceding the loan origination date, for the life of the loan. Loan terms range from 1 to 20 years, with interest rates ranging from 3.25% to 9.50% at December 31, 2025. Principal and interest is repaid in installments during the term of the loan through payroll deductions. The pension contribution account is not available for loans and is not taken into account in determining the maximum amount of a loan available to a participant.

h.Payment of Benefits: Employees may decide whether benefits will be received directly in the form of a lump sum or rolled over to an individual IRA account or to another qualified plan. For the portion of the participant account invested in the Albemarle Stock Fund, the NewMarket Common Stock Fund and the Tredegar Corporation Common Stock Fund, the participant can receive the distribution in either cash or whole shares of stock. The Plan requires automatic payment when a participant terminates employment and has benefits in the Plan of $1,000 or less. Those participants who terminate employment with benefit amounts in excess of $1,000 may leave their accounts in the Plan or request a distribution from the Plan at their election. Absent such election, the amounts will remain in the Plan.

i.Forfeitures: Forfeitures during a plan year serve to reduce required Company contributions. For the year ended December 31, 2025, a minimal amount of forfeitures were used to reduce required Company contributions. As of December 31, 2025, there was $336,553 of forfeitures remaining which may be used as a reduction of required Company contributions for the 2026 plan year.

j.ESOP: Effective December 14, 2001, investments in the Albemarle Stock Fund, which are allocated to participants’ accounts, constitute an Employee Stock Ownership Plan (the “ESOP”). Participants may elect to have cash dividends paid on stock held by the ESOP and allocated to their accounts, distributed directly to them or reinvested. Distributions of dividends are included in Benefit payments on the Statement of Changes in Net Assets Available for Benefits and totaled approximately $19,000 in 2025.